Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,126,819,578.69
Previously Paid Amount	0
Total Fee Amount	431,813.79
Total Offset Amount	0
Net Fee	$ 431,813.79